Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jul 30, 2012
Registrant Name	dei_EntityRegistrantName	IronBridge Funds, Inc.
Central Index Key	dei_EntityCentralIndexKey	0001487592
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul 30, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jul 30, 2012
Prospectus Date	rr_ProspectusDate	Nov 1, 2011

IronBridge SMID Cap Fund (Prospectus Summary): | IronBridge SMID Cap Fund
IronBridge SMID Cap Fund

IRONBRIDGE FUNDS, INC.

SUPPLEMENT DATED JULY 30, 2012

TO
PROSPECTUS DATED NOVEMBER 1, 2011

(as supplemented March 30, 2012)

AND TO

PROSPECTUS DATED NOVEMBER 1, 2011

The Board of Directors (the “Board”) of IronBridge Funds, Inc. (the “Company”), removed the 2.00% short-term redemption fee applicable to each of the IronBridge Small Cap Fund (“Small Cap Fund”), IronBridge SMID Cap Fund (“SMID Cap Fund”), IronBridge Large Cap Fund (“Large Cap Fund”), IronBridge Horizon Fund (“Horizon Fund”) and IronBridge Skyline Fund (“Skyline Fund” and, together with the Small Cap Fund, the SMID Cap Fund, the Large Cap Fund and the Horizon Fund, collectively the “Affected Funds”).  Accordingly, the Prospectuses of each of the Affected Funds are modified as set forth below, in each case effective as of the date hereof.

Portfolio Fees and Expenses - Shareholder Fees Table

The “Redemption Fee (imposed only if redemption occurs within 30 days of purchase; imposed as a percentage of amount redeemed)” line-item in each Affected Fund’s Shareholder Fees table is modified to read as follows:

Shareholder Fees	IronBridge SMID Cap Fund
Redemption Fee (as a percentage of amount redeemed, if applicable)	none

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Nov 1, 2011
IronBridge SMID Cap Fund (Prospectus Summary): | IronBridge SMID Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	IronBridge SMID Cap Fund
Supplement Text	ck0001487592_SupplementTextBlock

IRONBRIDGE FUNDS, INC.

SUPPLEMENT DATED JULY 30, 2012

TO
PROSPECTUS DATED NOVEMBER 1, 2011

(as supplemented March 30, 2012)

AND TO

PROSPECTUS DATED NOVEMBER 1, 2011

The Board of Directors (the “Board”) of IronBridge Funds, Inc. (the “Company”), removed the 2.00% short-term redemption fee applicable to each of the IronBridge Small Cap Fund (“Small Cap Fund”), IronBridge SMID Cap Fund (“SMID Cap Fund”), IronBridge Large Cap Fund (“Large Cap Fund”), IronBridge Horizon Fund (“Horizon Fund”) and IronBridge Skyline Fund (“Skyline Fund” and, together with the Small Cap Fund, the SMID Cap Fund, the Large Cap Fund and the Horizon Fund, collectively the “Affected Funds”).  Accordingly, the Prospectuses of each of the Affected Funds are modified as set forth below, in each case effective as of the date hereof.

Portfolio Fees and Expenses - Shareholder Fees Table

The “Redemption Fee (imposed only if redemption occurs within 30 days of purchase; imposed as a percentage of amount redeemed)” line-item in each Affected Fund’s Shareholder Fees table is modified to read as follows:

IronBridge SMID Cap Fund | IronBridge SMID Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IBSMX
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none

IronBridge Small Cap Fund (Prospectus Summary): | IronBridge Small Cap Fund
IronBridge Small Cap Fund

IRONBRIDGE FUNDS, INC.

SUPPLEMENT DATED JULY 30, 2012

TO
PROSPECTUS DATED NOVEMBER 1, 2011

(as supplemented March 30, 2012)

AND TO

PROSPECTUS DATED NOVEMBER 1, 2011

The Board of Directors (the “Board”) of IronBridge Funds, Inc. (the “Company”), removed the 2.00% short-term redemption fee applicable to each of the IronBridge Small Cap Fund (“Small Cap Fund”), IronBridge SMID Cap Fund (“SMID Cap Fund”), IronBridge Large Cap Fund (“Large Cap Fund”), IronBridge Horizon Fund (“Horizon Fund”) and IronBridge Skyline Fund (“Skyline Fund” and, together with the Small Cap Fund, the SMID Cap Fund, the Large Cap Fund and the Horizon Fund, collectively the “Affected Funds”).  Accordingly, the Prospectuses of each of the Affected Funds are modified as set forth below, in each case effective as of the date hereof.

Portfolio Fees and Expenses - Shareholder Fees Table

The “Redemption Fee (imposed only if redemption occurs within 30 days of purchase; imposed as a percentage of amount redeemed)” line-item in each Affected Fund’s Shareholder Fees table is modified to read as follows:

Shareholder Fees	IronBridge Small Cap Fund
Redemption Fee (as a percentage of amount redeemed, if applicable)	none

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Nov 1, 2011
IronBridge Small Cap Fund (Prospectus Summary): | IronBridge Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	IronBridge Small Cap Fund
Supplement Text	ck0001487592_SupplementTextBlock

IRONBRIDGE FUNDS, INC.

SUPPLEMENT DATED JULY 30, 2012

TO
PROSPECTUS DATED NOVEMBER 1, 2011

(as supplemented March 30, 2012)

AND TO

PROSPECTUS DATED NOVEMBER 1, 2011

The Board of Directors (the “Board”) of IronBridge Funds, Inc. (the “Company”), removed the 2.00% short-term redemption fee applicable to each of the IronBridge Small Cap Fund (“Small Cap Fund”), IronBridge SMID Cap Fund (“SMID Cap Fund”), IronBridge Large Cap Fund (“Large Cap Fund”), IronBridge Horizon Fund (“Horizon Fund”) and IronBridge Skyline Fund (“Skyline Fund” and, together with the Small Cap Fund, the SMID Cap Fund, the Large Cap Fund and the Horizon Fund, collectively the “Affected Funds”).  Accordingly, the Prospectuses of each of the Affected Funds are modified as set forth below, in each case effective as of the date hereof.

Portfolio Fees and Expenses - Shareholder Fees Table

The “Redemption Fee (imposed only if redemption occurs within 30 days of purchase; imposed as a percentage of amount redeemed)” line-item in each Affected Fund’s Shareholder Fees table is modified to read as follows:

IronBridge Small Cap Fund | IronBridge Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IBSCX
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none

IronBridge Large Cap Fund (Prospectus Summary): | IronBridge Large Cap Fund
IronBridge Large Cap Fund

IRONBRIDGE FUNDS, INC.

SUPPLEMENT DATED JULY 30, 2012

TO
PROSPECTUS DATED NOVEMBER 1, 2011

(as supplemented March 30, 2012)

AND TO

PROSPECTUS DATED NOVEMBER 1, 2011

The Board of Directors (the “Board”) of IronBridge Funds, Inc. (the “Company”), removed the 2.00% short-term redemption fee applicable to each of the IronBridge Small Cap Fund (“Small Cap Fund”), IronBridge SMID Cap Fund (“SMID Cap Fund”), IronBridge Large Cap Fund (“Large Cap Fund”), IronBridge Horizon Fund (“Horizon Fund”) and IronBridge Skyline Fund (“Skyline Fund” and, together with the Small Cap Fund, the SMID Cap Fund, the Large Cap Fund and the Horizon Fund, collectively the “Affected Funds”).  Accordingly, the Prospectuses of each of the Affected Funds are modified as set forth below, in each case effective as of the date hereof.

Portfolio Fees and Expenses - Shareholder Fees Table

The “Redemption Fee (imposed only if redemption occurs within 30 days of purchase; imposed as a percentage of amount redeemed)” line-item in each Affected Fund’s Shareholder Fees table is modified to read as follows:

Shareholder Fees	IronBridge Large Cap Fund
Redemption Fee (as a percentage of amount redeemed, if applicable)	none

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Nov 1, 2011
IronBridge Large Cap Fund (Prospectus Summary): | IronBridge Large Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	IronBridge Large Cap Fund
Supplement Text	ck0001487592_SupplementTextBlock

IRONBRIDGE FUNDS, INC.

SUPPLEMENT DATED JULY 30, 2012

TO
PROSPECTUS DATED NOVEMBER 1, 2011

(as supplemented March 30, 2012)

AND TO

PROSPECTUS DATED NOVEMBER 1, 2011

The Board of Directors (the “Board”) of IronBridge Funds, Inc. (the “Company”), removed the 2.00% short-term redemption fee applicable to each of the IronBridge Small Cap Fund (“Small Cap Fund”), IronBridge SMID Cap Fund (“SMID Cap Fund”), IronBridge Large Cap Fund (“Large Cap Fund”), IronBridge Horizon Fund (“Horizon Fund”) and IronBridge Skyline Fund (“Skyline Fund” and, together with the Small Cap Fund, the SMID Cap Fund, the Large Cap Fund and the Horizon Fund, collectively the “Affected Funds”).  Accordingly, the Prospectuses of each of the Affected Funds are modified as set forth below, in each case effective as of the date hereof.

Portfolio Fees and Expenses - Shareholder Fees Table

The “Redemption Fee (imposed only if redemption occurs within 30 days of purchase; imposed as a percentage of amount redeemed)” line-item in each Affected Fund’s Shareholder Fees table is modified to read as follows:

IronBridge Large Cap Fund | IronBridge Large Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IBLCX
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none

IronBridge Horizon Fund (Prospectus Summary): | IronBridge Horizon Fund
IronBridge Horizon Fund

IRONBRIDGE FUNDS, INC.

SUPPLEMENT DATED JULY 30, 2012

TO
PROSPECTUS DATED NOVEMBER 1, 2011

(as supplemented March 30, 2012)

AND TO

PROSPECTUS DATED NOVEMBER 1, 2011

The Board of Directors (the “Board”) of IronBridge Funds, Inc. (the “Company”), removed the 2.00% short-term redemption fee applicable to each of the IronBridge Small Cap Fund (“Small Cap Fund”), IronBridge SMID Cap Fund (“SMID Cap Fund”), IronBridge Large Cap Fund (“Large Cap Fund”), IronBridge Horizon Fund (“Horizon Fund”) and IronBridge Skyline Fund (“Skyline Fund” and, together with the Small Cap Fund, the SMID Cap Fund, the Large Cap Fund and the Horizon Fund, collectively the “Affected Funds”).  Accordingly, the Prospectuses of each of the Affected Funds are modified as set forth below, in each case effective as of the date hereof.

Portfolio Fees and Expenses - Shareholder Fees Table

The “Redemption Fee (imposed only if redemption occurs within 30 days of purchase; imposed as a percentage of amount redeemed)” line-item in each Affected Fund’s Shareholder Fees table is modified to read as follows:

Shareholder Fees	IronBridge Horizon Fund
Redemption Fee (as a percentage of amount redeemed, if applicable)	none

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Nov 1, 2011
IronBridge Horizon Fund (Prospectus Summary): | IronBridge Horizon Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	IronBridge Horizon Fund
Supplement Text	ck0001487592_SupplementTextBlock

IRONBRIDGE FUNDS, INC.

SUPPLEMENT DATED JULY 30, 2012

TO
PROSPECTUS DATED NOVEMBER 1, 2011

(as supplemented March 30, 2012)

AND TO

PROSPECTUS DATED NOVEMBER 1, 2011

The Board of Directors (the “Board”) of IronBridge Funds, Inc. (the “Company”), removed the 2.00% short-term redemption fee applicable to each of the IronBridge Small Cap Fund (“Small Cap Fund”), IronBridge SMID Cap Fund (“SMID Cap Fund”), IronBridge Large Cap Fund (“Large Cap Fund”), IronBridge Horizon Fund (“Horizon Fund”) and IronBridge Skyline Fund (“Skyline Fund” and, together with the Small Cap Fund, the SMID Cap Fund, the Large Cap Fund and the Horizon Fund, collectively the “Affected Funds”).  Accordingly, the Prospectuses of each of the Affected Funds are modified as set forth below, in each case effective as of the date hereof.

Portfolio Fees and Expenses - Shareholder Fees Table

The “Redemption Fee (imposed only if redemption occurs within 30 days of purchase; imposed as a percentage of amount redeemed)” line-item in each Affected Fund’s Shareholder Fees table is modified to read as follows:

IronBridge Horizon Fund | IronBridge Horizon Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IBHZX
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none

IronBridge Skyline Fund (Prospectus Summary): | IronBridge Skyline Fund
IronBridge Skyline Fund

IRONBRIDGE FUNDS, INC.

SUPPLEMENT DATED JULY 30, 2012

TO
PROSPECTUS DATED NOVEMBER 1, 2011

(as supplemented March 30, 2012)

AND TO

PROSPECTUS DATED NOVEMBER 1, 2011

The Board of Directors (the “Board”) of IronBridge Funds, Inc. (the “Company”), removed the 2.00% short-term redemption fee applicable to each of the IronBridge Small Cap Fund (“Small Cap Fund”), IronBridge SMID Cap Fund (“SMID Cap Fund”), IronBridge Large Cap Fund (“Large Cap Fund”), IronBridge Horizon Fund (“Horizon Fund”) and IronBridge Skyline Fund (“Skyline Fund” and, together with the Small Cap Fund, the SMID Cap Fund, the Large Cap Fund and the Horizon Fund, collectively the “Affected Funds”).  Accordingly, the Prospectuses of each of the Affected Funds are modified as set forth below, in each case effective as of the date hereof.

Portfolio Fees and Expenses - Shareholder Fees Table

The “Redemption Fee (imposed only if redemption occurs within 30 days of purchase; imposed as a percentage of amount redeemed)” line-item in each Affected Fund’s Shareholder Fees table is modified to read as follows:

Shareholder Fees	IronBridge Skyline Fund
Redemption Fee (as a percentage of amount redeemed, if applicable)	none

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Nov 1, 2011
IronBridge Skyline Fund (Prospectus Summary): | IronBridge Skyline Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	IronBridge Skyline Fund
Supplement Text	ck0001487592_SupplementTextBlock

IRONBRIDGE FUNDS, INC.

SUPPLEMENT DATED JULY 30, 2012

TO
PROSPECTUS DATED NOVEMBER 1, 2011

(as supplemented March 30, 2012)

AND TO

PROSPECTUS DATED NOVEMBER 1, 2011

The Board of Directors (the “Board”) of IronBridge Funds, Inc. (the “Company”), removed the 2.00% short-term redemption fee applicable to each of the IronBridge Small Cap Fund (“Small Cap Fund”), IronBridge SMID Cap Fund (“SMID Cap Fund”), IronBridge Large Cap Fund (“Large Cap Fund”), IronBridge Horizon Fund (“Horizon Fund”) and IronBridge Skyline Fund (“Skyline Fund” and, together with the Small Cap Fund, the SMID Cap Fund, the Large Cap Fund and the Horizon Fund, collectively the “Affected Funds”).  Accordingly, the Prospectuses of each of the Affected Funds are modified as set forth below, in each case effective as of the date hereof.

Portfolio Fees and Expenses - Shareholder Fees Table

The “Redemption Fee (imposed only if redemption occurs within 30 days of purchase; imposed as a percentage of amount redeemed)” line-item in each Affected Fund’s Shareholder Fees table is modified to read as follows:

IronBridge Skyline Fund | IronBridge Skyline Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IBSLX
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none